		•	Pacific Select Fund
June 30, 2007		•	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statement of Cash Flows	B-19
Financial Highlights	C-1
Notes to Financial Statements	D-1
Disclosure of Fund Expenses	E-1
Trustees and Officers Information	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-4
Special Meetings of Shareholders	F-9
Where to Go for More Information	F-10

     The 2007 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2007 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	3,636	$34,567	$45,978
International Value	International Value	16,617	233,864	326,690
International Small-Cap	International Small-Cap	1,863	19,359	21,667
Equity Index	Equity Index	16,753	473,479	583,041
Small-Cap Index	Small-Cap Index	20,146	263,730	302,647
Diversified Research	Diversified Research	5,348	63,165	76,268
Equity	Equity	2,415	45,246	53,685
American Funds® Growth-Income	American Funds Growth-Income	4,967	56,564	64,644
American Funds Growth	American Funds Growth	4,949	61,373	70,580
Large-Cap Value	Large-Cap Value	11,144	140,400	165,123
Technology	Technology	2,256	13,311	15,830
Short Duration Bond	Short Duration Bond	4,393	42,640	42,308
Floating Rate Loan (2)	Floating Rate Loan	720	7,198	7,215
Diversified Bond	Diversified Bond	2,334	23,624	23,204
Growth LT	Growth LT	12,353	230,100	307,729
Focused 30	Focused 30	2,556	26,922	36,118
Health Sciences	Health Sciences	1,881	19,463	20,899
Mid-Cap Value	Mid-Cap Value	11,571	195,217	230,272
Large-Cap Growth	Large-Cap Growth	6,725	51,403	55,932
International Large-Cap	International Large-Cap	19,591	165,548	188,148
Small-Cap Value	Small-Cap Value	4,687	69,473	73,920
Multi-Strategy	Multi-Strategy	5,607	84,729	105,269
Main Street® Core	Main Street Core	6,929	132,745	179,469
Emerging Markets	Emerging Markets	8,024	120,098	148,502
Managed Bond	Managed Bond	35,286	392,728	377,852
Inflation Managed	Inflation Managed	15,114	177,830	160,118
Money Market	Money Market	21,361	215,692	215,244
High Yield Bond	High Yield Bond	10,596	73,053	72,652
Comstock	Comstock	7,334	77,224	83,109
Mid-Cap Growth	Mid-Cap Growth	5,966	49,402	57,609
Real Estate	Real Estate	4,487	90,670	114,296
Small-Cap Equity (3)	Small-Cap Equity (3)	865	10,719	11,355

	M Fund, Inc.
I	Brandes International Equity	5,543	92,743	119,670
II	Turner Core Growth	1,967	30,326	36,643
III	Frontier Capital Appreciation	1,785	43,554	48,646
V	Business Opportunity Value	2,051	25,192	27,097

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	Basic Value V.I. Class III	273	4,508	4,680
BlackRock Global Allocation V.I. Class III	Global Allocation V.I. Class III	453	6,093	6,607

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	VIP Contrafund® Service Class 2	1,307	41,073	43,697
Fidelity VIP Growth Service Class 2	VIP Growth Service Class 2	20	722	801
Fidelity VIP Mid Cap Service Class 2	VIP Mid Cap Service Class 2	791	26,140	27,474
Fidelity VIP Value Strategies Service Class 2	VIP Value Strategies Service Class 2	1,424	19,008	19,720

	Janus Aspen Series
International Growth Service Class (2)	International Growth Service Class	44	2,468	2,520
Risk-Managed Core Service Class (2), (4)	Risk-Managed Core Service Class	—	—	—
Mid Cap Growth Service Class (2)	Mid Cap Growth Service Class	3	94	93

	Lazard Retirement Series, Inc.
US Strategic Equity (2), (4)	Lazard Retirement U.S. Strategic Equity	—	—	—

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth—Class II (2)	Legg Mason Partners Variable Aggressive Growth—Class II	62	1,061	1,057
Legg Mason Partners Variable Mid Cap Core—Class II (2)	Legg Mason Partners Variable Mid Cap Core—Class II	5	88	87

	MFS Variable Insurance Trust
MFS New Discovery Series Service Class (2)	MFS New Discovery Series Service Class	1	16	16
MFS Utilities Series Service Class (2)	MFS Utilities Series Service Class	4	126	126

	Premier VIT
OpCap Small Cap (2)	OpCap Small Cap	1	49	40

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth—II	T. Rowe Price Blue Chip Growth—II	305	3,103	3,446
T. Rowe Price Equity Income—II	T. Rowe Price Equity Income—II	1,540	37,475	40,551

See Notes to Financial Statements	See explanation of references on G-2
G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2007 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Worldwide Hard Assets	1,523	$45,825	$53,239

	XTF Advisors Trust
ETF 2010 (2)	ETF 2010	7	65	66
ETF 2015 (2)	ETF 2015	2	21	21
ETF 2020 (2)	ETF 2020	22	227	227
ETF 2025 (2), (4)	ETF 2025	—	—	—
ETF 2030 (2)	ETF 2030	3	35	35
ETF 2040+ (2), (4)	ETF 2040+	—	2	2

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

(4)	Amounts not shown due to rounding. The amounts in full shares and/or dollars are less than 500.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc.

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (Unaudited)
(In thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$45,978	$326,690	$21,667	$583,041	$302,647	$76,268	$53,685
Receivables:
Due from Pacific Life Insurance Company	8	405	14	—	196	31	5
Fund shares redeemed	—	—	—	51	—	—	—

Total Assets	45,986	327,095	21,681	583,092	302,843	76,299	53,690

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	51	—	—	—
Fund shares purchased	8	405	14	—	196	31	5

Total Liabilities	8	405	14	51	196	31	5

NET ASSETS	$45,978	$326,690	$21,667	$583,041	$302,647	$76,268	$53,685

Units Outstanding	3,095	8,924	1,860	10,099	14,786	4,929	3,744

Accumulation Unit Value	$14.86	$36.61	$11.65	$57.74	$20.47	$15.47	$14.34

Cost of Investments	$34,567	$233,864	$19,359	$473,479	$263,730	$63,165	$45,246

	American Funds	American Funds	Large-Cap		Short Duration	Floating Rate	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Loan	Bond

ASSETS
Investments in portfolios, at value	$64,644	$70,580	$165,123	$15,830	$42,308	$7,215	$23,204
Receivables:
Due from Pacific Life Insurance Company	1	63	70	10	22	4	45

Total Assets	64,645	70,643	165,193	15,840	42,330	7,219	23,249

LIABILITIES
Payables:
Fund shares purchased	1	63	70	10	22	4	45
Other	3	—	—	—	—	—	—

Total Liabilities	4	63	70	10	22	4	45

NET ASSETS	$64,641	$70,580	$165,123	$15,830	$42,308	$7,215	$23,204

Units Outstanding	4,752	4,854	9,236	2,143	3,834	720	2,195

Accumulation Unit Value	$13.60	$14.54	$17.88	$7.39	$11.04	$10.03	$10.57

Cost of Investments	$56,564	$61,373	$140,400	$13,311	$42,640	$7,198	$23,624

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$307,729	$36,118	$20,899	$230,272	$55,932	$188,148	$73,920
Receivables:
Due from Pacific Life Insurance Company	—	7	—	128	96	365	—
Fund shares redeemed	132	—	19	—	—	—	25

Total Assets	307,861	36,125	20,918	230,400	56,028	188,513	73,945

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	132	—	19	—	—	—	25
Fund shares purchased	—	7	—	128	96	365	—

Total Liabilities	132	7	19	128	96	365	25

NET ASSETS	$307,729	$36,118	$20,899	$230,272	$55,932	$188,148	$73,920

Units Outstanding	6,439	2,516	1,487	8,083	6,955	14,762	3,109

Accumulation Unit Value	$47.79	$14.36	$14.06	$28.49	$8.04	$12.75	$23.77

Cost of Investments	$230,100	$26,922	$19,463	$195,217	$51,403	$165,548	$69,473

(1)	Formerly named Fasciano Small Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except accumulation unit values)

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$105,269	$179,469	$148,502	$377,852	$160,118	$215,244	$72,652
Receivables:
Due from Pacific Life Insurance Company	—	31	212	659	171	—	159
Fund shares redeemed	159	—	—	—	—	363	—

Total Assets	105,428	179,500	148,714	378,511	160,289	215,607	72,811

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	159	—	—	—	—	363	—
Fund shares purchased	—	31	212	659	171	—	159

Total Liabilities	159	31	212	659	171	363	159

NET ASSETS	$105,269	$179,469	$148,502	$377,852	$160,118	$215,244	$72,652

Units Outstanding	1,984	3,167	5,166	9,667	4,171	9,653	1,815

Accumulation Unit Value	$53.06	$56.67	$28.75	$39.09	$38.39	$22.30	$40.03

Cost of Investments	$84,729	$132,745	$120,098	$392,728	$177,830	$215,692	$73,053

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)	I	II	III

ASSETS
Investments in portfolios, at value	$83,109	$57,609	$114,296	$11,355	$119,670	$36,643	$48,646
Receivables:
Due from Pacific Life Insurance Company	356	43	37	21	—	—	—
Fund shares redeemed	—	—	—	—	32	16	34

Total Assets	83,465	57,652	114,333	11,376	119,702	36,659	48,680

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	32	16	34
Fund shares purchased	356	43	37	21	—	—	—

Total Liabilities	356	43	37	21	32	16	34

NET ASSETS	$83,109	$57,609	$114,296	$11,355	$119,670	$36,643	$48,646

Units Outstanding	6,114	6,005	2,692	762	3,130	1,470	1,265

Accumulation Unit Value	$13.59	$9.59	$42.46	$14.90	$38.23	$24.93	$38.44

Cost of Investments	$77,224	$49,402	$90,670	$10,719	$92,743	$30,326	$43,554

		BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
		Basic Value	Global Allocation	Contrafund®	Growth	Mid Cap	Value Strategies
	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$27,097	$4,680	$6,607	$43,697	$801	$27,474	$19,720
Receivables:
Due from Pacific Life Insurance Company	—	107	62	374	72	378	5
Fund shares redeemed	6	—	—	—	—	—	—

Total Assets	27,103	4,787	6,669	44,071	873	27,852	19,725

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6	—	—	—	—	—	—
Fund shares purchased	—	107	62	374	72	378	5

Total Liabilities	6	107	62	374	72	378	5

NET ASSETS	$27,097	$4,680	$6,607	$43,697	$801	$27,474	$19,720

Units Outstanding	1,569	348	481	3,134	63	1,877	1,397

Accumulation Unit Value	$17.27	$13.45	$13.73	$13.94	$12.77	$14.63	$14.11

Cost of Investments	$25,192	$4,508	$6,093	$41,073	$722	$26,140	$19,008

(1)	Formerly named VN Small-Cap Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2007 (Unaudited)
(In thousands, except accumulation unit values)

	Variable Accounts
					Legg Mason	Legg Mason
	International	Risk-Managed	Mid-Cap		Partners Variable	Partners Variable
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap
	Service Class	Service Class (1)	Service Class	Equity (1)	Growth—Class II (2)	Core—Class II

ASSETS
Investments in portfolios, at value	$2,520	$—	$93	$—	$1,057	$87
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—

Total Assets	2,520	—	93	—	1,057	87

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

NET ASSETS	$2,520	$—	$93	$—	$1,057	$87

Units Outstanding	236	—	9	—	105	9

Accumulation Unit Value	$10.66	$9.91	$10.25	$10.15	$10.09	$10.18

Cost of Investments	$2,468	$—	$94	$—	$1,061	$88

	MFS New	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Discovery Series	Utilities Series	OpCap	Blue Chip	Equity	Worldwide
	Service Class	Service Class	Small Cap	Growth—II	Income—II	Hard Assets

ASSETS
Investments in portfolios, at value	$16	$126	$40	$3,446	$40,551	$53,239
Receivables:
Due from Pacific Life Insurance Company	—	1	—	18	71	81

Total Assets	16	127	40	3,464	40,622	53,320

LIABILITIES
Payables:
Fund shares purchased	—	1	—	18	71	81

Total Liabilities	—	1	—	18	71	81

NET ASSETS	$16	$126	$40	$3,446	$40,551	$53,239

Units Outstanding	2	12	4	270	3,068	2,417

Accumulation Unit Value	$10.18	$10.36	$10.21	$12.75	$13.22	$22.02

Cost of Investments	$16	$126	$49	$3,103	$37,475	$45,825

	ETF 2010	ETF 2015	ETF 2020	ETF 2025 (1), (2)	ETF 2030	ETF 2040+

ASSETS
Investments in portfolios, at value	$66	$21	$227	$—	$35	$2
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—

Total Assets	66	21	227	—	35	2

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	—	—

Total Liabilities	—	—	—	—	—	—

NET ASSETS	$66	$21	$227	$—	$35	$2

Units Outstanding	7	2	22	—	3	—

Accumulation Unit Value	$10.05	$10.20	$10.22	$10.23	$10.23	$10.25

Cost of Investments	$65	$21	$227	$—	$35	$2

(1)	Net assets, units outstanding, and cost of investments are not shown due to rounding. The amounts in full units and/or dollars are less than 500.

(2)	Receivables and payables are not shown due to rounding. The amounts in full are less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED JUNE 30, 2007 (Unaudited)
(in thousands)

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth (1)	Value	Small-Cap	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$—	$557	$7	$—	$—	$—	$—

Net Investment Income	—	557	7	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	777	6,517	56	(2,691)	6,261	2,338	1,464
Capital gain distributions	—	34,234	—	—	—	—	—

Realized Gain (Loss)	777	40,751	56	(2,691)	6,261	2,338	1,464

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,051	(7,871)	1,800	40,220	11,618	2,179	1,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,828	$33,437	$1,863	$37,529	$17,879	$4,517	$2,834

	American Funds	American Funds	Large-Cap		Short Duration	Floating	Diversified
	Growth-Income	Growth	Value	Technology	Bond	Rate Loan (2)	Bond

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$1,005	$—	$364

Net Investment Income	—	—	—	—	1,005	—	364

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	556	2,385	2,380	1,818	(241)	—	8
Capital gain distributions	—	—	—	—	—	—	45

Realized Gain (Loss)	556	2,385	2,380	1,818	(241)	—	53

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,922	4,321	7,787	126	112	17	(514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,478	$6,706	$10,167	$1,944	$876	$17	($97)

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$220	$—

Net Investment Income	—	—	—	—	—	220	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,901)	1,286	295	3,547	1,327	12,095	357
Capital gain distributions	—	—	—	—	—	30,741	—

Realized Gain (Loss)	(2,901)	1,286	295	3,547	1,327	42,836	357

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	31,952	3,202	1,067	22,029	3,489	(26,199)	6,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,051	$4,488	$1,362	$25,576	$4,816	$16,857	$6,914

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)
(in thousands)

	Variable Accounts
	Multi-	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Core	Markets	Bond	Managed	Market	Bond

INVESTMENT INCOME
Dividends	$—	$—	$348	$7,962	$3,677	$4,959	$2,843

Net Investment Income	—	—	348	7,962	3,677	4,959	2,843

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,741	274	6,874	(52)	(999)	(15)	(268)
Capital gain distributions	—	—	25,044	394	—	—	—

Realized Gain (Loss)	1,741	274	31,918	342	(999)	(15)	(268)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,644	11,063	(11,451)	(7,638)	(1,491)	(56)	(564)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,385	$11,337	$20,815	$666	$1,187	$4,888	$2,011

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity (1)	I	II	III

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$2	$—

Net Investment Income	—	—	—	—	—	2	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	135	1,517	6,797	55	2,326	1,412	3,125
Capital gain distributions	—	—	—	—	2,593	516	259

Realized Gain	135	1,517	6,797	55	4,919	1,928	3,384

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,469	4,679	(10,266)	571	5,553	1,297	2,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,604	$6,196	($3,469)	$626	$10,472	$3,227	$6,146

		BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
		Basic Value	Global Allocation	Contrafund	Growth	Mid Cap	Value Strategies
	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends	$1	$—	$—	$10	$3	$52	$36

Net Investment Income	1	—	—	10	3	52	36

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	198	45	43	78	30	(18)	54
Capital gain distributions	560	—	—	413	—	1,767	1,111

Realized Gain	758	45	43	491	30	1,749	1,165

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	1,114	221	380	2,684	55	801	521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,873	$266	$423	$3,185	$88	$2,602	$1,722

(1)	Formerly named VN Small-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIODS ENDED JUNE 30, 2007 (Unaudited)
(in thousands)

	Variable Accounts
					Legg Mason	Legg Mason
	International	Risk-Managed	Mid-Cap		Partners Variable	Partners Variable
	Growth	Core	Growth	US Strategic	Aggressive	Mid Cap
	Service Class (1)	Service Class (1), (2)	Service Class (1), (2)	Equity (1), (2)	Growth—Class II (1)	Core—Class II (1)

INVESTMENT INCOME
Dividends	$ 7	$—	$—	$—	$—	$—

Net Investment Income	7	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	—	—	—	(—)	2	(—)
Capital gain distributions	—	—	1	—	—	—

Realized Gain (Loss)	—	—	1	(—)	2	(—)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	52	(—)	(1)	(—)	(4)	(1)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59	($—)	$—	($—)	($2)	($1)

	MFS New	MFS		T. Rowe Price	T. Rowe Price	Van Eck
	Discovery Series	Utilities Series	OpCap	Blue Chip	Equity	Worldwide
	Service Class (1), (2)	Service Class (1), (2)	Small Cap (1), (2)	Growth—II	Income—II	Hard Assets

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$248	$53

Net Investment Income	—	—	—	—	248	53

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(—)	—	—	79	390	1,111
Capital gain distributions	—	—	9	—	343	5,230

Realized Gain (Loss)	(—)	—	9	79	733	6,341

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(—)	(9)	180	1,636	3,359

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	$	($—)	$259	$2,617	$9,753

	ETF 2010 (1)	ETF 2015 (1), (2)	ETF 2020 (1), (2)	ETF 2025 (1), (2)	ETF 2030 (1), (2)	ETF 2040+ (1), (2)

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—

Realized Gain	—	—	—	—	—	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1	—	—	(—)	—	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1	$—	$—	($—)	$—	$—

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Net increase (decrease) in net assets resulting from operations and/or certain other amounts are not shown due to rounding. The amounts in full are less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Small-Cap Growth (1)		International Value		International Small-Cap
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$107	$557	$4,095	$7	$15
Realized gain (loss)	777	3,292	40,751	8,279	56	(32)
Change in unrealized appreciation (depreciation) on investments	3,051	(1,024)	(7,871)	44,857	1,800	508

Net Increase in Net Assets Resulting from Operations	3,828	2,375	33,437	57,231	1,863	491

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,313	4,725	12,472	21,918	1,311	1,057
Transfers between variable and fixed accounts, net	2,146	(3,437)	15,368	9,957	6,665	12,204
Transfers—policy charges and deductions	(1,486)	(3,090)	(8,160)	(14,931)	(585)	(510)
Transfers—surrenders	(1,005)	(1,970)	(6,843)	(11,886)	(331)	(294)
Transfers—other	(378)	(374)	(2,273)	(2,380)	(131)	(73)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,590	(4,146)	10,564	2,678	6,929	12,384

NET INCREASE (DECREASE) IN NET ASSETS	5,418	(1,771)	44,001	59,909	8,792	12,875

NET ASSETS
Beginning of Year or Periods	40,560	42,331	282,689	222,780	12,875	—

End of Year or Periods	$45,978	$40,560	$326,690	$282,689	$21,667	$12,875

	Equity Index		Small-Cap Index		Diversified Research
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$9,078	$—	$4,445	$—	$487
Realized gain (loss)	(2,691)	4,990	6,261	57,450	2,338	3,784
Change in unrealized appreciation (depreciation) on investments	40,220	60,901	11,618	(15,239)	2,179	3,748

Net Increase in Net Assets Resulting from Operations	37,529	74,969	17,879	46,656	4,517	8,019

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	27,558	50,880	10,490	30,076	5,165	12,006
Transfers between variable and fixed accounts, net	(1,495)	(19,864)	(12,648)	(21,811)	(6,226)	(1,662)
Transfers—policy charges and deductions	(16,189)	(32,690)	(7,969)	(16,853)	(2,372)	(4,707)
Transfers—surrenders	(13,056)	(23,618)	(7,822)	(14,778)	(1,468)	(2,764)
Transfers—other	(1,334)	(2,467)	(1,178)	(1,154)	(234)	(561)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,516)	(27,759)	(19,127)	(24,520)	(5,135)	2,312

NET INCREASE (DECREASE) IN NET ASSETS	33,013	47,210	(1,248)	22,136	(618)	10,331

NET ASSETS
Beginning of Year or Period	550,028	502,818	303,895	281,759	76,886	66,555

End of Year or Period	$583,041	$550,028	$302,647	$303,895	$76,268	$76,886

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Unaudited.

(3)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Equity		American Funds Growth-Income		American Funds Growth
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$166	$—	$645	$—	$255
Realized gain	1,464	2,805	556	1,669	2,385	1,316
Change in unrealized appreciation on investments	1,370	881	3,922	3,306	4,321	2,108

Net Increase in Net Assets Resulting from Operations	2,834	3,852	4,478	5,620	6,706	3,679

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,961	4,258	4,307	5,692	4,471	5,830
Transfers between variable and fixed accounts, net	6,970	(7,408)	3,161	31,455	3,161	28,123
Transfers—policy charges and deductions	(1,668)	(3,336)	(2,289)	(3,183)	(2,194)	(2,956)
Transfers—surrenders	(997)	(1,729)	(1,024)	(1,459)	(816)	(1,840)
Transfers—other	(422)	(407)	(217)	(382)	456	(573)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,844	(8,622)	3,938	32,123	5,078	28,584

NET INCREASE (DECREASE) IN NET ASSETS	8,678	(4,770)	8,416	37,743	11,784	32,263

NET ASSETS
Beginning of Year or Period	45,007	49,777	56,225	18,482	58,796	26,533

End of Year or Period	$53,685	$45,007	$64,641	$56,225	$70,580	$58,796

	Large-Cap Value		Technology		Short Duration Bond
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$ 1,808	$—	$—	$ 1,005	$ 1,749
Realized gain (loss)	2,380	20,745	1,818	810	(241)	(197)
Change in unrealized appreciation on investments	7,787	552	126	133	112	231

Net Increase in Net Assets Resulting from Operations	10,167	23,105	1,944	943	876	1,783

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	8,252	17,019	790	1,863	3,183	5,808
Transfers between variable and fixed accounts, net	351	(2,748)	(3,537)	4,894	(4,239)	2,644
Transfers—policy charges and deductions	(5,646)	(10,934)	(577)	(1,190)	(1,552)	(3,049)
Transfers—surrenders	(3,099)	(5,972)	(263)	(976)	(699)	(1,541)
Transfers—other	(1,343)	(1,037)	(70)	(156)	(113)	(434)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,485)	(3,672)	(3,657)	4,435	(3,420)	3,428

NET INCREASE (DECREASE) IN NET ASSETS	8,682	19,433	(1,713)	5,378	(2,544)	5,211

NET ASSETS
Beginning of Year or Period	156,441	137,008	17,543	12,165	44,852	39,641

End of Year or Period	$165,123	$156,441	$15,830	$17,543	$42,308	$44,852

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Floating Rate Loan		Diversified Bond		Growth LT
	Period Ended		Period Ended	Period Ended	Period Ended	Year Ended
	June 30,		June 30,	December 31,	June 30,	December 31,
	2007 (1), (2)		2007 (2)	2006 (3)	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$364	$279	$—	$1,781
Realized gain (loss)	—		53	74	(2,901)	(23,159)
Change in unrealized appreciation (depreciation) on investments	17		(514)	94	31,952	49,348

Net Increase (Decrease) in Net Assets Derived from Operations	17		(97)	447	29,051	27,970

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	110		1,449	882	13,568	27,989
Transfers between variable and fixed accounts, net	7,314		12,451	10,008	(13,358)	(8,863)
Transfers—policy charges and deductions	(79)		(592)	(476)	(10,358)	(21,768)
Transfers—surrenders	(141)		(430)	(289)	(10,543)	(14,795)
Transfers—other	(6)		(65)	(84)	(1,982)	(2,532)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,198		12,813	10,041	(22,673)	(19,969)

NET INCREASE IN NET ASSETS	7,215		12,716	10,488	6,378	8,001

NET ASSETS
Beginning of Year or Periods	—		10,488	—	301,351	293,350

End of Year or Periods	$7,215		$23,204	$10,488	$307,729	$301,351

	Focused 30		Health Sciences		Mid-Cap Value
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$16	$—	$—	$—	$1,270
Realized gain	1,286	1,669	295	3,363	3,547	38,295
Change in unrealized appreciation (depreciation) on investments	3,202	2,980	1,067	(1,988)	22,029	(12,980)

Net Increase in Net Assets Resulting from Operations	4,488	4,665	1,362	1,375	25,576	26,585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,635	2,138	1,023	2,312	11,464	21,120
Transfers between variable and fixed accounts, net	2,864	6,089	443	1,433	1,676	3,805
Transfers—policy charges and deductions	(952)	(1,483)	(667)	(1,286)	(7,033)	(12,855)
Transfers—surrenders	(435)	(904)	(404)	(704)	(3,670)	(8,377)
Transfers—other	6	(229)	110	(151)	(1,092)	(2,137)

Net Increase in Net Assets Derived from Policy Transactions	3,118	5,611	505	1,604	1,345	1,556

NET INCREASE IN NET ASSETS	7,606	10,276	1,867	2,979	26,921	28,141

NET ASSETS
Beginning of Year or Period	28,512	18,236	19,032	16,053	203,351	175,210

End of Year or Period	$36,118	$28,512	$20,899	$19,032	$230,272	$203,351

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Operations commenced on May 1, 2006.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$116	$220	$4,517	$—	$1,391
Realized gain	1,327	175	42,836	10,876	357	15,164
Change in unrealized appreciation (depreciation) on investments	3,489	(2,370)	(26,199)	22,300	6,557	(6,749)

Net Increase (Decrease) in Net Assets Derived from Operations	4,816	(2,079)	16,857	37,693	6,914	9,806

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,751	9,575	10,236	19,344	3,350	9,914
Transfers between variable and fixed accounts, net	(9,086)	6,524	(12,989)	11,373	2,518	4,322
Transfers—policy charges and deductions	(2,684)	(5,368)	(6,024)	(10,934)	(1,914)	(3,372)
Transfers—surrenders	(1,638)	(2,674)	(3,432)	(5,630)	(1,200)	(1,840)
Transfers—other	(305)	(494)	(1,034)	(1,540)	(99)	(380)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,962)	7,563	(13,243)	12,613	2,655	8,644

NET INCREASE (DECREASE) IN NET ASSETS	(4,146)	5,484	3,614	50,306	9,569	18,450

NET ASSETS
Beginning of Year or Period	60,078	54,594	184,534	134,228	64,351	45,901

End of Year or Period	$55,932	$60,078	$188,148	$184,534	$73,920	$64,351

	Multi-Strategy		Main Street Core		Emerging Markets
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$2,653	$—	$1,881	$348	$858
Realized gain (loss)	1,741	4,048	274	(2,144)	31,918	30,462
Change in unrealized appreciation (depreciation) on investments	4,644	4,844	11,063	22,031	(11,451)	(6,475)

Net Increase in Net Assets Resulting from Operations	6,385	11,545	11,337	21,768	20,815	24,845

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,744	8,831	7,176	14,210	5,951	10,484
Transfers between variable and fixed accounts, net	(3,018)	(10,869)	12,696	(9,423)	2,727	5,290
Transfers—policy charges and deductions	(3,061)	(6,546)	(5,374)	(10,703)	(3,697)	(6,536)
Transfers—surrenders	(3,804)	(5,203)	(4,195)	(9,496)	(2,385)	(4,243)
Transfers—other	(581)	(491)	(362)	(694)	(1,348)	(1,191)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,720)	(14,278)	9,941	(16,106)	1,248	3,804

NET INCREASE (DECREASE) IN NET ASSETS	(335)	(2,733)	21,278	5,662	22,063	28,649

NET ASSETS
Beginning of Year or Period	105,604	108,337	158,191	152,529	126,439	97,790

End of Year or Period	$105,269	$105,604	$179,469	$158,191	$148,502	$126,439

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,962	$13,487	$3,677	$6,210	$4,959	$9,421
Realized gain (loss)	342	(65)	(999)	3,730	(15)	93
Change in unrealized appreciation (depreciation) on investments	(7,638)	2,349	(1,491)	(9,127)	(56)	(159)

Net Increase in Net Assets Resulting from Operations	666	15,771	1,187	813	4,888	9,355

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	12,613	35,000	7,215	18,637	137,915	170,353
Transfers between variable and fixed accounts, net	30,712	16,490	7,002	(1,618)	(83,943)	(129,572)
Transfers—policy charges and deductions	(9,050)	(17,593)	(4,843)	(9,746)	(11,068)	(22,527)
Transfers—surrenders	(7,867)	(12,232)	(5,198)	(6,254)	(15,903)	(19,725)
Transfers—other	(1,050)	(1,538)	(892)	(584)	(4,953)	(6,809)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	25,358	20,127	3,284	435	22,048	(8,280)

NET INCREASE IN NET ASSETS	26,024	35,898	4,471	1,248	26,936	1,075

NET ASSETS
Beginning of Year or Period	351,828	315,930	155,647	154,399	188,308	187,233

End of Year or Period	$377,852	$351,828	$160,118	$155,647	$215,244	$188,308

	High Yield Bond		Comstock		Mid-Cap Growth
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,843	$5,249	$—	$846	$—	$109
Realized gain (loss)	(268)	(50)	135	5,088	1,517	5,044
Change in unrealized appreciation (depreciation) on investments	(564)	1,308	3,469	1,620	4,679	(3,167)

Net Increase in Net Assets Resulting from Operations	2,011	6,507	3,604	7,554	6,196	1,986

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,993	6,823	4,154	9,210	3,399	5,953
Transfers between variable and fixed accounts, net	(3,848)	(1,546)	18,488	9,552	137	12,491
Transfers—policy charges and deductions	(2,289)	(4,654)	(2,258)	(3,554)	(2,154)	(3,675)
Transfers—surrenders	(1,786)	(4,004)	(1,168)	(2,032)	(1,355)	(1,649)
Transfers—other	(308)	(1,126)	(381)	(558)	(342)	(75)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,238)	(4,507)	18,835	12,618	(315)	13,045

NET INCREASE (DECREASE) IN NET ASSETS	(2,227)	2,000	22,439	20,172	5,881	15,031

NET ASSETS
Beginning of Year or Period	74,879	72,879	60,670	40,498	51,728	36,697

End of Year or Period	$72,652	$74,879	$83,109	$60,670	$57,609	$51,728

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Real Estate		Small-Cap Equity (1)		I
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$3,267	$—	$38	$—	$1,349
Realized gain	6,797	25,529	55	585	4,919	12,067
Change in unrealized appreciation (depreciation) on investments	(10,266)	5,506	571	20	5,553	8,248

Net Increase (Decrease) in Net Assets Derived from from Operations	(3,469)	34,302	626	643	10,472	21,664

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,645	10,102	537	713	3,591	6,660
Transfers between variable and fixed accounts, net	(3,860)	1,578	4,985	2,375	669	10,362
Transfers—policy charges and deductions	(3,776)	(6,845)	(238)	(302)	(3,013)	(5,096)
Transfers—surrenders	(2,809)	(4,733)	(217)	(81)	(1,219)	(2,404)
Transfers—other	(1,206)	(1,155)	(33)	(65)	525	(998)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,006)	(1,053)	5,034	2,640	553	8,524

NET INCREASE (DECREASE) IN NET ASSETS	(9,475)	33,249	5,660	3,283	11,025	30,188

NET ASSETS
Beginning of Year or Period	123,771	90,522	5,695	2,412	108,645	78,457

End of Year or Period	$114,296	$123,771	$11,355	$5,695	$119,670	$108,645

	II		III		V
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$210	$—	$—	$1	$118
Realized gain	1,928	3,655	3,384	7,928	758	2,220
Change in unrealized appreciation (depreciation) on investments	1,297	(1,035)	2,762	(1,509)	1,114	556

Net Increase in Net Assets Resulting from Operations	3,227	2,830	6,146	6,419	1,873	2,894

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,450	3,494	1,787	3,855	1,028	1,951
Transfers between variable and fixed accounts, net	(1,243)	3,178	(3,113)	2,061	204	3,870
Transfers—policy charges and deductions	(1,098)	(2,144)	(1,294)	(2,433)	(650)	(1,156)
Transfers—surrenders	(772)	(758)	(614)	(3,475)	(262)	(378)
Transfers—other	(968)	(267)	109	(793)	7	(386)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,631)	3,503	(3,125)	(785)	327	3,901

NET INCREASE IN NET ASSETS	596	6,333	3,021	5,634	2,200	6,795

NET ASSETS
Beginning of Year or Period	36,047	29,714	45,625	39,991	24,897	18,102

End of Year or Period	$36,643	$36,047	$48,646	$45,625	$27,097	$24,897

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	BlackRock Basic Value		BlackRock Global Allocation		Fidelity VIP Contrafund®
	V.I. Class III (1)		V.I. Class III (2)		Service Class 2
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (3)	2006	2007 (3)	2006	2007 (3)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$40	$—	$120	$10	$285
Realized gain	45	281	43	341	491	3,391
Change in unrealized appreciation (depreciation) on investments	221	(43)	380	33	2,684	(1,038)

Net Increase in Net Assets Resulting from Operations	266	278	423	494	3,185	2,638

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	271	132	551	559	2,033	3,716
Transfers between variable and fixed accounts, net	1,439	2,465	1,606	955	8,846	4,770
Transfers—policy charges and deductions	(134)	(66)	(232)	(254)	(996)	(1,475)
Transfers—surrenders	(44)	(27)	(71)	(111)	(628)	(544)
Transfers—other	(36)	(7)	(117)	(96)	(73)	352

Net Increase in Net Assets Derived from Policy Transactions	1,496	2,497	1,737	1,053	9,182	6,819

NET INCREASE IN NET ASSETS	1,762	2,775	2,160	1,547	12,367	9,457

NET ASSETS
Beginning of Year or Period	2,918	143	4,447	2,900	31,330	21,873

End of Year or Period	$4,680	$2,918	$6,607	$4,447	$43,697	$31,330

	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (3)	2006	2007 (3)	2006	2007 (3)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3	$1	$52	$33	$36	$1
Realized gain	30	8	1,749	1,154	1,165	39
Change in unrealized appreciation (depreciation) on investments	55	18	801	(8)	521	183

Net Increase in Net Assets Resulting from Operations	88	27	2,602	1,179	1,722	223

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	95	73	1,350	2,062	287	174
Transfers between variable and fixed accounts, net	2	334	6,966	(26)	7,692	8,993
Transfers—policy charges and deductions	(34)	(41)	(595)	(1,013)	(230)	(75)
Transfers—surrenders	(8)	(1)	(439)	(410)	(107)	(31)
Transfers—other	—	(2)	(113)	524	624	114

Net Increase in Net Assets Derived from Policy Transactions	55	363	7,169	1,137	8,266	9,175

NET INCREASE IN NET ASSETS	143	390	9,771	2,316	9,988	9,398

NET ASSETS
Beginning of Year or Period	658	268	17,703	15,387	9,732	334

End of Year or Period	$801	$658	$27,474	$17,703	$19,720	$9,732

(1)	Formerly named Mercury Basic Value V.I. Class III Variable Account.

(2)	Formerly named Mercury Global Allocation V.I. Class III Variable Account.

(3)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts (1)
	International Growth	Risk-Managed Core	Mid-Cap Growth
	Service Class	Service Class	Service Class
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2007 (2)	2007 (2), (3)	2007 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7	$—	$—
Realized gain	—	—	1
Change in unrealized appreciation (depreciation) on investments	52	(—)	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	59	(—)	—

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	10	—	—
Transfers between variable and fixed accounts, net	2,451	—	93
Transfers—policy charges and deductions	(7)	—	—
Transfers—surrenders	—	—	—
Transfers—other	7	—	—

Net Increase in Net Assets Derived from Policy Transactions	2,461	—	93

NET INCREASE IN NET ASSETS	2,520	—	93

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$2,520	$—	$93

	US Strategic	Legg Mason Partners Variable	Legg Mason Partners Variable
	Equity	Aggressive Growth—Class II	Mid Cap Core—Class II
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2007 (2), (3)	2007 (2)	2007 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment Income	$—	$—	$—
Realized gain (loss)	(—)	2	(—)
Change in unrealized depreciation on investments	(—)	(4)	(1)

Net Decrease in Net Assets Resulting from Operations	(—)	(2)	(1)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	7	—
Transfers between variable and fixed accounts, net	—	1,055	88
Transfers—policy charges and deductions	—	(4)	—
Transfers—surrenders	—	—	—
Transfers—other	—	1	—

Net Increase in Net Assets Derived from Policy Transactions	—	1,059	88

NET INCREASE IN NET ASSETS	—	1,057	87

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$—	$1,057	$87

(1)	Operations commenced during 2007 for all Variable Accounts (See Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Net assets and/or certain other amounts are not shown due to rounding. The amounts in full are less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	MFS New Discovery Series	MFS Utilities Series
	Service Class	Service Class	OpCap Small Cap
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2007 (1), (2)	2007 (1), (2)	2007 (1), (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—
Realized gain (loss)	(—)	—	9
Change in unrealized appreciation (depreciation) on investments	—	(—)	(9)

Net Increase (Decrease) in Net Assets Derived from Operations	—	—	(—)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	1	—
Transfers between variable and fixed accounts, net	16	126	40
Transfers—policy charges and deductions	—	(1)	—
Transfers—surrenders	—	—	—
Transfers—other	—	—	—

Net Increase in Net Assets Derived from Policy Transactions	16	126	40

NET INCREASE IN NET ASSETS	16	126	40

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$16	$126	$40

	T. Rowe Price		T. Rowe Price		Van Eck
	Blue Chip Growth—II		Equity Income—II		Worldwide Hard Assets
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$5	$248	$258	$53	$10
Realized gain	79	26	733	1,719	6,341	3,389
Change in unrealized appreciation on investments	180	136	1,636	1,594	3,359	1,814

Net Increase in Net Assets Resulting from Operations	259	167	2,617	3,571	9,753	5,213

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	289	262	1,250	1,617	1,430	4,431
Transfers between variable and fixed accounts, net	689	1,469	9,301	17,455	4,960	20,378
Transfers—policy charges and deductions	(124)	(136)	(861)	(1,032)	(835)	(1,255)
Transfers—surrenders	(5)	(51)	(521)	(491)	(1,149)	(1,790)
Transfers—other	(3)	(21)	25	(301)	118	(213)

Net Increase in Net Assets Derived from Policy Transactions	846	1,523	9,194	17,248	4,524	21,551

NET INCREASE IN NET ASSETS	1,105	1,690	11,811	20,819	14,277	26,764

NET ASSETS
Beginning of Year or Period	2,341	651	28,740	7,921	38,962	12,198

End of Year or Period	$3,446	$2,341	$40,551	$28,740	$53,239	$38,962

(1)	Unaudited.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements). Certain amounts are not shown due to rounding. The amounts in full are less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts (1)
	ETF 2010	ETF 2015	ETF 2020
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2007 (2), (3)	2007 (2), (3)	2007 (2), (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—
Realized gain	—	—	—
Change in unrealized appreciation on investments	1	—	—

Net Increase in Net Assets Resulting from Operations	1	—	—

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	1
Transfers between variable and fixed accounts, net	65	21	227
Transfers—policy charges and deductions	—	—	(1)
Transfers—surrenders	—	—	—
Transfers—other	—	—	—

Net Increase in Net Assets Derived from Policy Transactions	65	21	227

NET INCREASE IN NET ASSETS	66	21	227

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$66	$21	$227

	ETF 2025	ETF 2030	ETF 2040+
	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2007 (2), (3)	2007 (2), (3)	2007 (2), (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—
Realized gain	—	—	—
Change in unrealized appreciation (depreciation) on investments	(—)	—	—

Net Increase (Decrease) in Net Assets Derived from Operations	(—)	—	—

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—
Transfers between variable and fixed accounts, net	—	35	2
Transfers—policy charges and deductions	—	—	—
Transfers—surrenders	—	—	—
Transfers—other	—	—	—

Net Increase in Net Assets Derived from Policy Transactions	—	35	2

NET INCREASE IN NET ASSETS	—	35	2

NET ASSETS
Beginning of Periods	—	—	—

End of Periods	$—	$35	$2

(1)	Operations commenced during 2007 for all Variable Accounts (See Note 1 to Financial Statements).

(2)	Unaudited.

(3)	Net assets and/or certain other amounts are not shown due to rounding. The amounts in full are less than $500.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

	At the End of Each Year or Period			Ratios of
		Total Units	Total Net	Investment Income
Variable Accounts		Outstanding	Assets	to Average	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Net Assets (1)	Returns (2)

Small-Cap Growth (3)
01/01/2007-06/30/2007 (Unaudited)	$14.86	3,095	$45,978	0.00%	9.39%
2006	13.58	2,987	40,560	0.26%	5.07%
2005	12.93	3,275	42,331	0.22%	2.66%
2004	12.59	2,951	37,157	0.66%	18.94%
2003	10.59	3,398	35,974	0.53%	33.14%
2002	7.95	3,189	25,356	0.00%	(25.09%)

International Value
01/01/2007-06/30/2007 (Unaudited)	$36.61	8,924	$326,690	0.37%	11.81%
2006	32.74	8,634	282,689	1.65%	25.69%
2005	26.05	8,552	222,780	1.97%	9.43%
2004	23.80	8,918	212,291	1.64%	16.42%
2003	20.45	8,874	181,446	1.78%	27.71%
2002	16.01	8,707	139,406	0.96%	(13.91%)

International Small-Cap
01/01/2007-06/30/2007 (Unaudited)	$11.65	1,860	$21,667	0.09%	12.99%
05/01/2006-12/31/2006	10.31	1,249	12,875	0.23%	3.10%

Equity Index
01/01/2007-06/30/2007 (Unaudited)	$57.74	10,099	$583,041	0.00%	6.79%
2006	54.06	10,174	550,028	1.77%	15.52%
2005	46.80	10,744	502,818	1.46%	4.67%
2004	44.71	11,113	496,919	1.78%	10.58%
2003	40.43	11,037	446,273	1.59%	28.29%
2002	31.52	10,892	343,290	1.35%	(22.34%)

Small-Cap Index
01/01/2007-06/30/2007 (Unaudited)	$20.47	14,786	$302,647	0.00%	6.30%
2006	19.25	15,783	303,895	1.52%	17.79%
2005	16.35	17,236	281,759	0.49%	4.38%
2004	15.66	19,260	301,641	0.84%	17.76%
2003	13.30	5,554	73,866	0.71%	46.53%
2002	9.08	3,650	33,129	0.82%	(21.19%)

Diversified Research
01/01/2007-06/30/2007 (Unaudited)	$15.47	4,929	$76,268	0.00%	6.08%
2006	14.59	5,271	76,886	0.67%	11.97%
2005	13.03	5,109	66,555	0.47%	5.24%
2004	12.38	4,639	57,426	0.63%	11.20%
2003	11.13	3,941	43,866	0.48%	32.63%
2002	8.39	1,570	13,175	0.29%	(24.19%)

Equity
01/01/2007-06/30/2007 (Unaudited)	$14.34	3,744	$53,685	0.00%	6.35%
2006	13.48	3,338	45,007	0.37%	8.65%
2005	12.41	4,012	49,777	0.26%	6.53%
2004	11.65	4,205	48,978	0.79%	5.14%
2003	11.08	4,520	50,077	0.38%	24.33%
2002	8.91	4,499	40,086	0.40%	(26.51%)

American Funds Growth-Income
01/01/2007-06/30/2007 (Unaudited)	$13.60	4,752	$64,641	0.00%	7.85%
2006	12.61	4,458	56,225	1.62%	14.77%
05/03/2005-12/31/2005	10.99	1,682	18,482	1.92%	9.88%

American Funds Growth
01/01/2007-06/30/2007 (Unaudited)	$14.54	4,854	$70,580	0.00%	10.38%
2006	13.17	4,463	58,796	0.69%	9.81%
05/03/2005-12/31/2005	12.00	2,212	26,533	0.78%	19.96%

Large-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$17.88	9,236	$165,123	0.00%	6.65%
2006	16.77	9,331	156,441	1.25%	17.58%
2005	14.26	9,609	137,008	1.29%	6.16%
2004	13.43	10,753	144,430	1.39%	9.93%
2003	12.22	8,834	107,947	1.31%	31.24%
2002	9.31	7,083	65,946	1.05%	(22.96%)

Technology
01/01/2007-06/30/2007 (Unaudited)	$7.39	2,143	$15,830	0.00%	12.59%
2006	6.56	2,674	17,543	0.00%	9.34%
2005	6.00	2,027	12,165	0.00%	21.71%
2004	4.93	1,963	9,678	0.00%	3.67%
2003	4.76	1,902	9,046	0.00%	42.58%
2002	3.34	956	3,187	0.00%	(46.34%)

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
		Total Units	Total Net	Investment Income
Variable Accounts		Outstanding	Assets	to Average	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Net Assets (1)	Returns (2)

Short Duration Bond
01/01/2007-06/30/2007 (Unaudited)	$11.04	3,834	$42,308	4.58%	1.97%
2006	10.82	4,145	44,852	4.11%	4.27%
2005	10.38	3,819	39,641	3.05%	1.57%
2004	10.22	3,223	32,933	2.57%	1.21%
05/01/2003-12/31/2003	10.10	1,732	17,489	2.67%	0.96%

Floating Rate Loan (4)
05/04/2007-06/30/2007 (Unaudited)	$10.03	720	$7,215	0.00%	0.25%

Diversified Bond
01/01/2007-06/30/2007 (Unaudited)	$10.57	2,195	$23,204	4.87%	0.49%
05/01/2006-12/31/2006	10.52	997	10,488	4.65%	5.19%

Growth LT
01/01/2007-06/30/2007 (Unaudited)	$47.79	6,439	$307,729	0.00%	9.93%
2006	43.47	6,932	301,351	0.60%	9.72%
2005	39.62	7,403	293,350	0.25%	7.68%
2004	36.80	8,118	298,732	0.00%	10.40%
2003	33.33	8,820	293,997	0.00%	33.98%
2002	24.88	9,178	228,344	0.99%	(28.97%)

Focused 30
01/01/2007-06/30/2007 (Unaudited)	$14.36	2,516	$36,118	0.00%	15.17%
2006	12.46	2,287	28,512	0.07%	23.71%
2005	10.08	1,810	18,236	1.06%	22.07%
2004	8.25	1,076	8,882	0.06%	14.85%
2003	7.19	734	5,276	0.00%	42.26%
2002	5.05	440	2,224	0.17%	(29.41%)

Health Sciences
01/01/2007-06/30/2007 (Unaudited)	$14.06	1,487	$20,899	0.00%	7.16%
2006	13.12	1,451	19,032	0.00%	8.11%
2005	12.13	1,323	16,053	0.00%	15.28%
2004	10.52	1,164	12,251	0.00%	7.54%
2003	9.79	1,003	9,819	0.00%	27.82%
2002	7.66	813	6,224	0.00%	(23.30%)

Mid-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$28.49	8,083	$230,272	0.00%	12.58%
2006	25.31	8,036	203,351	0.69%	14.97%
2005	22.01	7,960	175,210	0.54%	8.87%
2004	20.22	7,867	159,059	0.42%	25.08%
2003	16.16	6,440	104,101	0.59%	29.10%
2002	12.52	5,156	64,559	0.43%	(14.46%)

Large-Cap Growth (5)
01/01/2007-06/30/2007 (Unaudited)	$ 8.04	6,955	$55,932	0.00%	7.83%
2006	7.46	8,055	60,078	0.21%	(3.82%)
2005	7.75	7,040	54,594	0.34%	2.94%
2004	7.53	8,860	66,740	0.73%	4.65%
2003	7.20	6,372	45,862	0.27%	25.36%
2002	5.74	4,934	28,332	0.14%	(25.94%)

International Large-Cap
01/01/2007-06/30/2007 (Unaudited)	$12.75	14,762	$188,148	0.23%	8.91%
2006	11.70	15,768	184,534	2.89%	27.00%
2005	9.21	14,567	134,228	0.87%	12.70%
2004	8.18	10,780	88,145	1.08%	18.61%
2003	6.89	9,225	63,594	1.31%	30.52%
2002	5.28	6,711	35,449	0.95%	(17.63%)

Small-Cap Value
01/01/2007-06/30/2007 (Unaudited)	$23.77	3,109	$73,920	0.00%	10.62%
2006	21.49	2,994	64,351	2.51%	19.75%
2005	17.95	2,558	45,901	1.37%	13.65%
2004	15.79	2,058	32,499	2.28%	24.41%
05/01/2003-12/31/2003	12.69	971	12,323	1.76%	26.93%

Multi-Strategy
01/01/2007-06/30/2007 (Unaudited)	$53.06	1,984	$105,269	0.00%	6.17%
2006	49.97	2,113	105,604	2.53%	11.68%
2005	44.75	2,421	108,337	2.24%	3.78%
2004	43.12	2,441	105,253	1.76%	9.81%
2003	39.26	2,453	96,327	1.47%	23.28%
2002	31.85	3,315	105,601	2.01%	(13.06%)

Main Street Core (6)
01/01/2007-06/30/2007 (Unaudited)	$56.67	3,167	$179,469	0.00%	7.05%
2006	52.94	2,988	158,191	1.24%	15.18%
2005	45.97	3,318	152,529	1.11%	5.99%
2004	43.37	3,405	147,679	1.32%	9.54%
2003	39.59	3,594	142,279	1.03%	26.96%
2002	31.19	3,693	115,176	0.70%	(28.40%)

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
		Total Units	Total Net	Investment Income
Variable Accounts		Outstanding	Assets	to Average	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Net Assets (1)	Returns (2)

Emerging Markets
01/01/2007-06/30/2007 (Unaudited)	$28.75	5,166	$148,502	0.53%	16.61%
2006	24.65	5,129	126,439	0.78%	24.40%
2005	19.82	4,934	97,790	1.09%	41.47%
2004	14.01	4,032	56,485	1.90%	34.62%
2003	10.41	3,597	37,434	1.20%	68.42%
2002	6.18	3,250	20,079	0.48%	(3.07%)

Managed Bond
01/01/2007-06/30/2007 (Unaudited)	$39.09	9,667	$377,852	4.38%	0.27%
2006	38.98	9,025	351,828	4.05%	4.81%
2005	37.19	8,494	315,930	3.40%	2.63%
2004	36.24	6,212	225,105	2.96%	5.38%
2003	34.39	6,314	217,153	4.29%	6.24%
2002	32.37	7,163	231,892	4.63%	10.93%

Inflation Managed
01/01/2007-06/30/2007 (Unaudited)	$38.39	4,171	$160,118	4.76%	0.82%
2006	38.07	4,088	155,647	3.97%	0.52%
2005	37.88	4,076	154,399	3.00%	2.54%
2004	36.94	3,319	122,600	0.83%	8.90%
2003	33.92	3,042	103,178	0.08%	8.24%
2002	31.34	3,122	97,833	1.08%	15.45%

Money Market
01/01/2007-06/30/2007 (Unaudited)	$22.30	9,653	$215,244	5.07%	2.51%
2006	21.75	8,657	188,308	4.64%	4.69%
2005	20.78	9,011	187,233	2.74%	2.82%
2004	20.21	13,542	273,645	1.01%	1.01%
2003	20.01	13,893	277,927	0.80%	0.79%
2002	19.85	16,460	326,717	1.43%	1.42%

High Yield Bond
01/01/2007-06/30/2007 (Unaudited)	$40.03	1,815	$72,652	7.53%	2.71%
2006	38.97	1,921	74,879	7.33%	9.42%
2005	35.61	2,046	72,879	7.05%	2.37%
2004	34.79	2,242	77,993	7.12%	9.42%
2003	31.79	2,290	72,817	7.37%	20.29%
2002	26.43	2,075	54,855	8.67%	(3.00%)

Comstock (7)
01/01/2007-06/30/2007 (Unaudited)	$13.59	6,114	$83,109	0.00%	6.00%
2006	12.83	4,731	60,670	1.76%	16.33%
2005	11.02	3,673	40,498	1.39%	4.36%
2004	10.56	4,334	45,781	1.88%	17.17%
2003	9.02	1,746	15,743	1.03%	31.38%
2002	6.86	557	3,822	0.10%	(22.15%)

Mid-Cap Growth
01/01/2007-06/30/2007 (Unaudited)	$ 9.59	6,005	$57,609	0.00%	12.26%
2006	8.55	6,053	51,728	0.23%	8.93%
2005	7.84	4,678	36,697	0.00%	17.90%
2004	6.65	3,057	20,340	0.00%	21.59%
2003	5.47	2,524	13,813	0.00%	30.39%
2002	4.20	1,540	6,465	0.00%	(47.03%)

Real Estate (8)
01/01/2007-06/30/2007 (Unaudited)	$42.46	2,692	$114,296	0.00%	(3.03%)
2006	43.79	2,826	123,771	3.08%	38.06%
2005	31.72	2,854	90,522	0.89%	16.79%
2004	27.16	2,932	79,629	2.82%	37.62%
2003	19.74	2,444	48,227	3.26%	37.52%
2002	14.35	2,264	32,490	3.00%	(0.32%)

Small-Cap Equity (9)
01/01/2007-06/30/2007 (Unaudited)	$14.90	762	$11,355	0.00%	8.69%
2006	13.71	416	5,695	0.89%	18.68%
05/03/2005-12/31/2005	11.55	209	2,412	0.86%	15.48%

I
01/01/2007-06/30/2007 (Unaudited)	$38.23	3,130	$119,670	0.00%	9.55%
2006	34.90	3,113	108,645	1.50%	26.78%
2005	27.53	2,850	78,457	1.57%	10.55%
2004	24.90	2,232	55,571	1.28%	24.00%
2003	20.08	1,976	39,679	1.27%	47.43%
2002	13.62	1,726	23,506	1.34%	(15.30%)

II
01/01/2007-06/30/2007 (Unaudited)	$24.93	1,470	$36,643	0.01%	9.74%
2006	22.72	1,587	36,047	0.63%	8.52%
2005	20.93	1,419	29,714	0.45%	13.92%
2004	18.38	1,456	26,763	0.30%	11.19%
2003	16.53	1,190	19,671	0.28%	34.58%
2002	12.28	887	10,894	0.27%	(26.52%)

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
		Total Units	Total Net	Investment Income
Variable Accounts		Outstanding	Assets	to Average	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Net Assets (1)	Returns (2)

III
01/01/2007-06/30/2007 (Unaudited)	$38.44	1,265	$48,646	0.00%	12.92%
2006	34.04	1,340	45,625	0.00%	16.35%
2005	29.26	1,367	39,991	0.00%	15.13%
2004	25.42	1,907	48,474	0.00%	9.33%
2003	23.25	1,680	39,059	0.00%	55.89%
2002	14.91	1,129	16,832	0.00%	(25.28%)

V
01/01/2007-06/30/2007 (Unaudited)	$17.27	1,569	$27,097	0.01%	7.47%
2006	16.07	1,549	24,897	0.55%	13.89%
2005	14.11	1,283	18,102	0.76%	7.81%
2004	13.09	697	9,117	0.81%	22.60%
2003	10.68	439	4,684	0.91%	29.65%
02/06/2002-12/31/2002	8.23	210	1,730	1.22%	(17.66%)

BlackRock Basic Value V.I. Class III (10)
01/01/2007-06/30/2007 (Unaudited)	$13.45	348	$4,680	0.00%	8.13%
2006	12.44	235	2,918	4.02%	21.59%
02/15/2005-12/31/2005	10.23	14	143	2.48%	2.30%

BlackRock Global Allocation V.I. Class III (11)
01/01/2007-06/30/2007 (Unaudited)	$13.73	481	$6,607	0.00%	7.92%
2006	12.72	350	4,447	3.86%	16.40%
02/15/2005-12/31/2005	10.93	265	2,900	7.00%	9.28%

Fidelity VIP Contrafund® Service Class 2
01/01/2007-06/30/2007 (Unaudited)	$13.94	3,134	$43,697	0.06%	8.86%
2006	12.81	2,446	31,330	1.02%	11.43%
02/15/2005-12/31/2005	11.49	1,903	21,873	0.00%	14.94%

Fidelity VIP Growth Service Class 2
01/01/2007-06/30/2007 (Unaudited)	$12.77	63	$801	0.73%	12.41%
2006	11.36	58	658	0.13%	6.57%
02/15/2005-12/31/2005	10.66	25	268	0.00%	6.56%

Fidelity VIP Mid Cap Service Class 2
01/01/2007-06/30/2007 (Unaudited)	$14.63	1,877	$27,474	0.48%	12.24%
2006	13.04	1,358	17,703	0.18%	12.40%
02/15/2005-12/31/2005	11.60	1,327	15,387	0.00%	15.99%

Fidelity VIP Value Strategies Service Class 2
01/01/2007-06/30/2007 (Unaudited)	$14.11	1,397	$19,720	0.53%	15.41%
2006	12.23	796	9,732	0.09%	16.01%
02/15/2005-12/31/2005	10.54	32	334	0.00%	5.41%

International Growth Service Class (4)
05/03/2007-06/30/2007 (Unaudited)	$10.66	236	$2,520	See Note (12)	4.00%

Risk-Managed Core Service Class (4)
06/21/2007-06/30/2007 (Unaudited) (13)	$ 9.91	—	$—	See Note (12)	(0.80%)

Mid Cap Growth Service Class (4)
05/16/2007-06/30/2007 (Unaudited)	$10.25	9	$93	See Note (12)	0.75%

US Strategic Equity (4)
05/21/2007-06/30/2007 (Unaudited) (13)	$10.15	—	$—	0.00%	(1.30%)

Legg Mason Partners Variable Aggressive Growth Class—II (4)
05/03/2007-06/30/2007 (Unaudited)	$10.09	105	$1,057	0.00%	(0.29%)

Legg Mason Partners Variable Mid Cap Core Class—II (4)
05/21/2007-06/30/2007 (Unaudited)	$10.18	9	$87	0.00%	(1.60%)

MFS New Discovery Series Service Class (4)
05/14/2007-06/30/2007 (Unaudited)	$10.18	2	$16	0.00%	1.75%

MFS Utilities Series Service Class (4)
05/11/2007-06/30/2007 (Unaudited)	$10.36	12	$126	0.00%	1.50%

OpCap Small Cap (4)
05/24/2007-06/30/2007 (Unaudited)	$10.21	4	$40	0.00%	(0.10%)

T. Rowe Price Blue Chip Growth—II
01/01/2007-06/30/2007 (Unaudited)	$12.75	270	$3,446	0.00%	8.65%
2006	11.73	200	2,341	0.32%	9.33%
02/15/2005-12/31/2005	10.73	61	651	0.28%	7.30%

T. Rowe Price Equity Income—II
01/01/2007-06/30/2007 (Unaudited)	$13.22	3,068	$40,551	1.47%	7.96%
2006	12.24	2,348	28,740	1.54%	18.65%
02/15/2005-12/31/2005	10.32	768	7,921	1.94%	3.19%

Van Eck Worldwide Hard Assets
01/01/2007-06/30/2007 (Unaudited)	$22.02	2,417	$53,239	0.24%	23.34%
2006	17.86	2,182	38,962	0.03%	24.49%
02/15/2005-12/31/2005	14.34	850	12,198	0.00%	43.43%

ETF 2010 (4)
06/26/2007-06/30/2007 (Unaudited)	$10.05	7	$66	0.00%	1.11%

See Notes to Financial Statements	See explanation of references on I-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Ratios of
		Total Units	Total Net	Investment Income
Variable Accounts		Outstanding	Assets	to Average	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Net Assets (1)	Returns (2)

ETF 2015 (4)
06/11/2007-06/30/2007 (Unaudited)	$10.20	2	$ 21	0.00%	0.49%

ETF 2020 (4)
05/17/2007-06/30/2007 (Unaudited)	$10.22	22	$227	0.00%	0.89%

ETF 2025 (4)
05/29/2007-06/30/2007 (Unaudited) (13)	$10.23	—	$—	0.00%	(0.20%)

ETF 2030 (4)
05/04/2007-06/30/2007 (Unaudited)	$10.23	3	$35	0.00%	0.10%

ETF 2040+ (4)
05/17/2007-06/30/2007 (Unaudited) (13)	$10.25	—	$2	0.00%	1.08%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account. Prior to 05/01/2005, the Variable Account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(7)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(8)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(9)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(10)	Prior to 10/01/2006, BlackRock Basic Value V.I. Class III Variable Account was named Mercury Basic Value V.I. Class III Variable Account. Prior to 05/01/2005, the Variable Account was named Merrill Lynch Basic Value V.I. Class III Variable Account.

(11)	Prior to 10/01/2006, BlackRock Global Allocation V.I. Class III Variable Account was named Mercury Global Allocation V.I. Class III Variable Account. Prior to 05/01/2005, the Variable Account was named Merrill Lynch Global Allocation V.I. Class III Variable Account.

(12)	The annualized investment income ratios for the periods from inception to June 30, 2007 were 2.29%, 5.34%, and 0.38% for the International Growth Service Class, Risk Managed Core Service Class, and Mid Cap Growth Service Class Variable Accounts, respectively. If not annualized, the investment income ratios were 0.37%, 0.15%, and 0.05%, respectively.

(13)	The number of units outstanding and/or net assets are not shown due to rounding. The amounts in full units and/or dollars are less than 500.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2007 is comprised of sixty subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., Van Eck Worldwide Insurance Trust, and XTF Advisors Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) sixteen new Variable Accounts listed in the following table:

Commenced
Variable Accounts	Operations on

Floating Rate Loan	May 4, 2007
International Growth Service Class	May 3, 2007
Risk-Managed Core Service Class	June 21, 2007
Mid Cap Growth Service Class	May 16, 2007
US Strategic Equity	May 21, 2007
Legg Mason Partners Variable Aggressive Growth—Class II	May 3, 2007
Legg Mason Partners Variable Mid Cap Core—Class II	May 21, 2007
MFS New Discovery Series Service Class	May 14, 2007
MFS Utilities Series Service Class	May 11, 2007
OpCap Small Cap	May 24, 2007
ETF 2010	June 26, 2007
ETF 2015	June 11, 2007
ETF 2020	May 17, 2007
ETF 2025	May 29, 2007
ETF 2030	May 4, 2007
ETF 2040+	May 17, 2007
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 1,528,682 outstanding accumulation units (valued at $8,185,234) of the Concentrated Growth Variable Account were exchanged for 575,774 accumulation units with equal value of the Equity Variable Account; and a total of 1,209,146 outstanding accumulation units (valued at $12,366,072) of the Capital Opportunities Variable Account were exchanged for 222,822 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the “2006 Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 1,006,002 outstanding accumulation units (valued at $10,233,550) of the Aggressive Growth Variable Account were exchanged for 1,187,650 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 732,657 outstanding accumulation units (valued at $8,957,429) of the Financial Services Variable Account were exchanged for 586,882 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “2006 Substitution”). The 2006 Substitution took place on April 28, 2006. In connection with the 2006 Substitution, a total of 1,488,874 outstanding accumulation units (valued at $20,419,717) of the Equity Income Variable Account were substituted by 1,763,883 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premiums taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, services as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the periods ended June 30, 2007, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$3,495	$1,905
International Value	22,669	12,105
International Small-Cap	7,714	785
Equity Index	21,788	26,305
Small-Cap Index	16,173	35,300
Diversified Research	5,957	11,092
Equity	10,049	4,205
American Funds Growth-Income	7,596	3,658
American Funds Growth	14,521	9,444
Large-Cap Value	7,332	8,816
Technology	1,658	5,315
Short Duration Bond	8,593	12,013
Floating Rate Loan (2)	7,241	42
Diversified Bond	13,437	624
Growth LT	2,719	25,393
Focused 30	6,303	3,185
Health Sciences	2,651	2,147
Mid-Cap Value	10,692	9,347
Large-Cap Growth	5,170	14,132
International Large-Cap	14,022	27,265
Small-Cap Value	6,274	3,619
Multi-Strategy	2,134	8,855
Main Street Core	15,796	5,854
Emerging Markets	11,027	9,779
Managed Bond	34,113	8,756
Inflation Managed	14,056	10,771
Money Market	112,077	90,029
High Yield Bond	10,700	14,939
Comstock	20,493	1,657
Mid-Cap Growth	4,043	4,359
Real Estate	6,918	12,924
Small-Cap Equity (1)	5,626	592
I	6,328	5,774
II	2,239	4,870
III	12,295	15,420
V	1,726	1,398
BlackRock Basic Value V.I. Class III	2,621	1,124
BlackRock Global Allocation V.I. Class III	2,038	301
Fidelity VIP Contrafund® Service Class 2	10,871	1,688
Fidelity VIP Growth Service Class 2	339	284
Fidelity VIP Mid Cap Service Class 2	8,232	1,063
Fidelity VIP Value Strategies Service Class 2	8,984	718
International Growth Service Class (2)	2,475	14
Risk-Managed Core Service Class (2), (3)	—	—
Mid Cap Growth Service Class (2), (3)	93	—
US Strategic Equity (2)	14	13
Legg Mason Partners Variable Aggressive Growth Class—II (2)	1,232	172
Legg Mason Partners Variable Mid Cap Core Class—II (2), (3)	88	—
MFS New Discovery Series Service Class (2)	27	11
MFS Utilities Series Service Class (2)	138	13
OpCap Small Cap (2), (3)	41	—
T. Rowe Price Blue Chip Growth—II	1,413	567
T. Rowe Price Equity Income—II	13,223	4,029
Van Eck Worldwide Hard Assets	10,045	5,520
ETF 2010 (2)	65	—
ETF 2015 (2)	21	—
ETF 2020 (2)	228	1
ETF 2025 (2), (3)	—	—
ETF 2030 (2), (3)	35	—
ETF 2040+ (2), (3)	2	—

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	The cost of purchases and/or proceeds from sales of investments are not shown due to rounding. The amounts in full are less than $500.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2007 and the year or periods ended December 31, 2006, were as follows (amounts in thousands):

	2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	709	(601)	108	1,183	(1,471)	(288)
International Value	2,295	(2,005)	290	3,267	(3,185)	82
International Small-Cap (2)	1,072	(461)	611	1,479	(230)	1,249
Equity Index	1,586	(1,661)	(75)	3,521	(4,091)	(570)
Small-Cap Index	3,220	(4,217)	(997)	6,744	(8,197)	(1,453)
Diversified Research	1,292	(1,634)	(342)	2,797	(2,635)	162
Equity	1,150	(744)	406	1,233	(1,907)	(674)
American Funds Growth-Income	1,263	(969)	294	4,022	(1,246)	2,776
American Funds Growth	2,760	(2,369)	391	3,478	(1,227)	2,251
Large-Cap Value	2,562	(2,657)	(95)	4,789	(5,067)	(278)
Technology	1,176	(1,707)	(531)	3,019	(2,372)	647
Short Duration Bond	1,270	(1,581)	(311)	2,081	(1,755)	326
Floating Rate Loan (3)	745	(25)	720
Diversified Bond (2)	1,498	(300)	1,198	1,251	(254)	997
Growth LT	857	(1,350)	(493)	2,370	(2,841)	(471)
Focused 30	1,717	(1,488)	229	5,009	(4,532)	477
Health Sciences	776	(740)	36	1,292	(1,164)	128
Mid-Cap Value	2,895	(2,848)	47	6,585	(6,509)	76
Large-Cap Growth	1,501	(2,601)	(1,100)	3,214	(2,199)	1,015
International Large-Cap	4,967	(5,973)	(1,006)	8,522	(7,321)	1,201
Small-Cap Value	1,743	(1,628)	115	2,570	(2,134)	436
Multi-Strategy	275	(404)	(129)	730	(1,038)	(308)
Main Street Core	593	(414)	179	716	(1,046)	(330)
Emerging Markets	1,888	(1,851)	37	4,037	(3,842)	195
Managed Bond	3,983	(3,341)	642	6,518	(5,987)	531
Inflation Managed	1,167	(1,084)	83	1,918	(1,906)	12
Money Market	24,249	(23,253)	996	37,259	(37,613)	(354)
High Yield Bond	786	(892)	(106)	1,452	(1,577)	(125)
Comstock	2,603	(1,220)	1,383	3,844	(2,786)	1,058
Mid-Cap Growth	2,630	(2,678)	(48)	7,247	(5,872)	1,375
Real Estate	1,179	(1,313)	(134)	2,051	(2,079)	(28)
Small-Cap Equity (1)	489	(143)	346	392	(185)	207
I	544	(527)	17	1,768	(1,505)	263
II	260	(377)	(117)	932	(764)	168
III	474	(549)	(75)	837	(864)	(27)
V	228	(208)	20	975	(709)	266
BlackRock Basic Value V.I. Class III (4)	367	(254)	113	385	(164)	221
BlackRock Global Allocation V.I. Class III (4)	201	(70)	131	304	(219)	85
Fidelity VIP Contrafund® Service Class 2	1,681	(993)	688	2,709	(2,166)	543
Fidelity VIP Growth Service Class 2	31	(26)	5	45	(12)	33
Fidelity VIP Mid Cap Service Class 2	876	(357)	519	1,404	(1,373)	31
Fidelity VIP Value Strategies Service Class 2	800	(199)	601	799	(35)	764
International Growth Service Class (3)	269	(33)	236
Risk-Managed Core Service Class (3), (5)	—	—	—
Mid Cap Growth Service Class (3), (5)	9	—	9
US Strategic Equity (3), (5)	1	(1)	—
Legg Mason Partner Variable Aggressive Growth—Class II (3)	122	(17)	105
Legg Mason Partner Variable Mid Cap Core—Class II (3), (5)	9	—	9
MFS New Discovery Series Service Class (3)	3	(1)	2
MFS Utilities Series Service Class (3)	13	(1)	12
OpCap Small Cap (3), (5)	4	—	4
T. Rowe Price Blue Chip Growth—II	229	(159)	70	186	(47)	139
T. Rowe Price Equity Income—II	1,505	(785)	720	2,958	(1,378)	1,580
Van Eck Worldwide Hard Assets	1,164	(929)	235	2,957	(1,625)	1,332
ETF 2010 (3)	7	—	7
ETF 2015 (3)	2	—	2
ETF 2020 (3), (5)	22	—	22
ETF 2025 (3), (5)	—	—	—
ETF 2030 (3), (5)	3	—	3
ETF 2040+ (3), (5)	—	—	—

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 1, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(4)	Prior to October 1, 2006, the BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

(5)	The units issued and/or redeemed are not shown due to rounding. The amounts in full units are less than 500.

Semi-Annual Report
as of June 30, 2007

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
Newport Beach, California 92660

ADDRESS SERVICE REQUESTED

Form No. 15-17794-17